DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [Abstract]
Schedule of dividend distributions to equity holders
	2021	2020	2019
	US$’000	US$’000	US$’000
Amounts recognised as distributions to equity holders in the year
Interim dividend for the year ended 31 December	13,546	-	-

	US$	US$	US$
Interim dividend per share	0.72	-	-